Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity File Number	001-39071
Entity Registrant Name	ADC Therapeutics SA
Entity Central Index Key	0001771910
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Biopôle
Entity Address, Address Line Two	Route de la Corniche 3B
Entity Address, City or Town	1066 Epalinges
Entity Address, Country	CH
Country Region	41
City Area Code	21 653
Local Phone Number	02 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value CHF 0.08 per share
Trading Symbol	ADCT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false